Share capital	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Share capital
Note 9. Share capital
Common shares

	For the three months ended				For the nine months ended
$ millions, except number of shares		2024 Jul. 31	2023 Jul. 31			2024 Jul. 31		2023 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	943,002,419	$16,813	917,769,363	$15,389	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	204,180	12	340,410	17	897,057	49	533,234	26
Shareholder investment plan (2)	651,277	45	5,197,202	294	10,462,890	652	15,281,015	862
Employee share purchase plan	688,578	46	805,620	46	2,146,385	136	2,254,186	132
	944,546,454	$16,916	924,112,595	$15,746	944,605,273	$16,919	924,108,532	$15,746
Treasury shares	43,463	3	(78,660)	(4)	(15,356)	–	(74,597)	(4)
Balance at end of period	944,589,917	$16,919	924,033,935	$15,742	944,589,917	$16,919	924,033,935	$15,742
(1)	2023 includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on July 29, 2024, common shares received by participants under the Shareholder investment plan were issued from Treasury without a discount. Previously, common shares received by participants under the “Dividend Reinvestment Option” or “Stock Dividend Option” portions of the Shareholder investment plan were issued from Treasury at a
2
% discount to the Average Market Price as defined in the Shareholder investment plan.

Preferred shares and other equity instruments
Issuance
Non-cumulative Rate Reset Class A Preferred Shares Series 57 (NVCC) (Series 57 shares)
On March 12, 2024, we issued 500,000 Non-cumulative Rate Reset Class A Preferred Shares Series 57 (NVCC) (Series 57 shares) with a par value of $1,000.00 per share, for gross proceeds of $500 million. For the initial five-year period to April 12, 2029, the Series 57 shares pay semi-annual cash dividends on the 12th day of April and October in each year, as declared, at a rate of 7.337%. The first dividend, if declared, will be payable on October 12, 2024. On April 12, 2029, and on April 12 every five years thereafter, the dividend rate will reset to be equal to the then current five-year Government of Canada bond yield plus 3.90%.
Subject to regulatory approval and certain provisions of the shares, we may redeem all or any part of the then outstanding Series 57 shares at par during the period from March 12, 2029 to and including April 12, 2029 and during the period from March 12 to and including April 12 every five years thereafter.
6.987% Limited Recourse Capital Notes Series 4 (NVCC) (subordinated indebtedness) (LRCN Series 4 Notes)
On June 25, 2024, we issued $500 million principal amount of 6.987% Limited Recourse Capital Notes Series 4 (NVCC) (subordinated indebtedness). The LRCN Series 4 Notes mature on July 28, 2084, and bear interest at a fixed rate of 6.987% per annum (paid semi-annually) until July 28, 2029. Starting on July 28, 2029, and every five years thereafter until July 28, 2079, the interest rate will be reset to the then current five-year Government of Canada bond yield plus 3.70% per annum.
Concurrently with the issuance of the LRCN Series 4 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 58 (NVCC) (the Series 58 Preferred Shares), which are held in a CIBC LRCN Limited Recourse Trust (the Limited Recourse Trust) that is consolidated by CIBC and, as a result, the Series 58 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for the LRCN Series 4 Notes when due, the sole remedy of each LRCN Series 4 Note holder is limited to that holder’s proportionate share of the Series 58 Preferred Shares held in the Limited Recourse Trust.
Subject to regulatory approval, we may redeem the LRCN Series 4 Notes, in whole or in part, every five years during the period from June 28 to and including July 28, commencing on June 28, 2029, at par.
The LRCN Series 4 Notes and the Series 58 Preferred Shares carry standard NVCC provisions necessary for them to qualify as additional Tier 1 regulatory capital under Basel III. Upon the occurrence of a Trigger Event, each Series 58 Preferred Share held in the Limited Recourse Trust will automatically and immediately be converted, without the consent of LRCN Series 4 Note holders, into a variable number of common shares that will be delivered to LRCN Series 4 Note holders in satisfaction of the principal amount of, and accrued and unpaid interest on, all of the LRCN Series 4 Notes. All claims of LRCN Series 4 Note holders against CIBC under the LRCN Series 4 Notes will be extinguished upon receipt of such common shares.

The LRCN Series 4 Notes are compound instruments with both equity and liability features as payments of interest and principal in cash are made at our discretion, as the sole recourse of each LRCN Series 4 Note holder in the event of non-payment will be limited to that holder’s proportionate share of the Series 58 Preferred Shares held in the Limited Recourse Trust. The liability component of the LRCN Series 4 Notes has a nominal value and, as a result, the full proceeds received upon the issuance of the LRCN Series 4 Notes have been presented as equity on the interim consolidated balance sheet, and any interest payments paid thereon are accounted for as equity distributions.
Redemption
Non-cumulative Rate Reset Class A Preferred Shares Series 49 (NVCC) (Series 49 shares)
On April 30, 2024, we redeemed all 13 million Series 49 shares, at a redemption price of $25.00 per Series 49 share, for a total redemption cost of $325 million.
Non-cumulative Rate Reset Class A Preferred Shares Series 51 (NVCC) (Series 51 shares)
On
July 31, 2024, we redeemed all 10 million Series 51 shares, at a redemption price of $25.00 per Series 51 share, for a total redemption cost of $250 million.
Non-cumulative Rate Reset Class A Preferred Shares Series 39 (NVCC) (Series 39 shares)
On
July 31, 2024, we redeemed all 16 million Series 39 shares, at a redemption price of $25.00 per Series 39 share, for a total redemption cost of $400 million.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2024 Jul. 31	2023 Oct. 31
Common Equity Tier 1 (CET1) capital		$43,784	$40,327
Tier 1 capital	A	48,751	45,270
Total capital		56,145	52,119
Total risk-weighted assets (RWA)	B	329,202	326,120
CET1 ratio		13.3%	12.4%
Tier 1 capital ratio		14.8%	13.9%
Total capital ratio		17.1%	16.0%
Leverage ratio exposure	C	$1,133,983	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$99,150	$100,176
TLAC ratio	D/B	30.1%	30.7%
TLAC leverage ratio	D/C	8.7%	9.3%
Our regulatory capital ratios are determined in accordance with the Capital Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.5%, which was increased from 3.0% effective November 1, 2023. The resulting targets established by OSFI for D-SIBs, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios are 11.5%, 13.0%, and 15.0%, respectively.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%.
These targets may be higher for certain institutions at OSFI’s discretion. During the quarter ended July 31, 2024, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.